Acquisitions, Acquisition of Interset Software Inc (Details) - USD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019	Feb. 15, 2019	Oct. 31, 2018
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		$ 1.4	$ 26.8		$ 4,863.9
Consideration		7.3	89.0		6,530.9
Consideration satisfied by [Abstract]
Cash		7.3	89.0		16.7
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		0.9	0.9		(2,490.8)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		$ 5.0	61.3		$ 4,157.7
Interset Software Inc. [Member]
Acquisition [Abstract]
Consideration payment on completion				$ 85.0
Carrying value of assets				5.5
Carrying value of liability				4.6
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets				61.2
Property, plant and equipment				0.3
Other non-current assets				0.2
Trade and other receivables				3.8
Cash and cash equivalents				1.2
Trade and other payables				(1.5)
Finance leases obligations - short term				(0.1)
Provisions - short-term				(0.7)
Deferred income - short-term				(2.0)
Deferred income - long-term				(0.2)
Net (liabilities)/assets				62.2
Goodwill			26.8	26.8
Consideration			89.0	89.0
Consideration satisfied by [Abstract]
Cash			89.0	89.0
Interset Software Inc. [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets				44.5
Interset Software Inc. [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets				4.2
Interset Software Inc. [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets				12.5
Interset Software Inc. [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets				0.0
Property, plant and equipment				0.3
Other non-current assets				0.2
Trade and other receivables				3.8
Cash and cash equivalents				1.2
Trade and other payables				(1.5)
Finance leases obligations - short term				(0.1)
Provisions - short-term				(0.7)
Deferred income - short-term				(2.1)
Deferred income - long-term				(0.2)
Net (liabilities)/assets			0.9	0.9
Interset Software Inc. [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	[1]			61.2
Property, plant and equipment				0.0
Other non-current assets				0.0
Trade and other receivables				0.0
Cash and cash equivalents				0.0
Trade and other payables				0.0
Finance leases obligations - short term				0.0
Provisions - short-term				0.0
Deferred income - short-term	[2]			0.1
Deferred income - long-term	[2]			0.0
Net (liabilities)/assets			$ 61.3	$ 61.3

[1]	Purchased intangible assets of $61.2 million ($44.5 million Technology, $4.2 million Trade names, $12.5 million Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.
[2]	Deferred income has been valued taking account of the remaining performance obligations.